DEBT (Tables)	9 Months Ended
Sep. 30, 2013
Debt Disclosure [Abstract]
Schedule of assets pledged	Assets pledged

(in thousands of $)	2013	2012
Vessels, net, held in ITCL	267,758	280,929
Restricted cash and investments	59,236	86,280